Property, plant and equipment, net	9 Months Ended
Sep. 30, 2022
Property, plant and equipment, net
Property, plant and equipment, net

5. Property, plant and equipment, net

	9/30/2022	12/31/2021

	(€ in thousands)
Land, buildings and leasehold improvements	17,413	18,048
Plant and machinery	4,517	4,329
Other facilities, factory and office equipment	778	894
Assets under construction and prepayments made	522	448
Total	23,230	23,719
Thereof pledged assets of Property, Plant and Equipment	11,821	12,261

In March 2020, voxeljet registered a first rank land charge amounting to kEUR 10,000 on its land and facility located in Friedberg, Germany as collateral in favor of the EIB related to the loan under the Finance Contract. This pledge was removed within the closing process of sale and leaseback transaction by notary, which was initiated on August 11, 2022 and successfully closed on October 31, 2022. Upon closing of the sale and leaseback transaction, the land and buildings were transferred to the investor. For further information, see Note 14. below.